Deferred revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Contract with Customer, Liability [Line Items]
Deferred revenue, current	$ 86,014	$ 60,910
Deferred revenue, non-current	9,765	6,422
Live streaming
Contract with Customer, Liability [Line Items]
Deferred revenue, current	63,303	58,425
Deferred revenue, non-current	9,430	5,931
Others,
Contract with Customer, Liability [Line Items]
Deferred revenue, current	22,711	2,485
Deferred revenue, non-current	$ 335	$ 491